Derivative Liabilities	12 Months Ended
Dec. 31, 2024
Derivative Liabilities [Abstract]
Derivative Liabilities

Note 8 – Derivative Liabilities

The Company has identified derivative instruments arising from convertible notes that have an option to convert at a variable number of shares in the Company’s convertible notes payable during the year ended December 31, 2023. For the terms of the conversion features see Note 6. The Company had no derivative assets measured at fair value on a recurring basis as of December 31, 2024.

The Company utilizes a Monte Carlo simulation model for the make whole feature in the Company’s outstanding Equity Line of Credit and for convertible notes that have an option to convert at a variable number of shares to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The inputs utilized in the application of the Monte Carlo model included a starting stock price, an expected term of each debenture remaining from the valuation date to maturity, an estimated volatility, drift, and a risk-free rate. The Company records the change in the fair value of the derivative as other income or expense in the consolidated statements of operations and comprehensive loss.

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note adjusted to be on a continuous return basis to align with the Monte Carlo simulation model and binomial model.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

Volatility: The Company calculates the expected volatility based on the company’s historical stock prices with a look back period commensurate with the period to maturity.

Expected term: The Company’s remaining term is based on the remaining contractual maturity of the convertible notes.

The following are the changes in the derivative liabilities during the years ended December 31, 2024 and 2023.

	Years Ended December 31, 2024 and 2023
	Level 1	Level 2	Level 3	Total
Derivative liabilities as January 1, 2023	$-	$-	$-	$-
Addition	-	-	12,580,708	12,580,708
Changes in fair value	-	-	(4,744,187)	(4,744,187)
Extinguishment	-	-	-	-
Derivative liabilities as December 31, 2023	-	-	$7,836,521	$7,836,521
Addition	-	-	-	-
Changes in fair value	-	-	6,370,621	6,370,621
Extinguishment	-	-	1,465,900	1,465,900
Derivative liabilities as December 31, 2024	$-	$-	$-	$-